MASSMUTUAL PREMIER FUNDS

Supplement dated May 9, 2012 to the

Prospectus dated March 1, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information found on page 80 under the section titled Investment Objective for the Small/Mid Cap Opportunities Fund:

This Fund seeks capital appreciation.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE